Asset Impairment (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended
Dec. 31, 2014 aircraft
Asset Impairment
Impairments recorded	$ 7,200
Number of aircraft returned early from lessees impaired	6
Aircraft intended to be or designated for part-out
Asset Impairment
Engines impaired	4
Airframes impaired	1